SCHEDULE OF FAIR VALUE HIERARCHY OF THE VALUATION (Details) - Fair Value, Inputs, Level 3 [Member] - Fair Value, Recurring [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Platform Operator, Crypto Asset [Line Items]
Total Liabilities at Fair Value		$ 40,044,013
2022 and 2023 Convertible Notes [Member]
Platform Operator, Crypto Asset [Line Items]
Total Liabilities at Fair Value		36,283,891
Whiskey Special Ops 2023 Notes [Member]
Platform Operator, Crypto Asset [Line Items]
Total Liabilities at Fair Value		1,452,562
Warrant Liabilities 2022 and 2023 Convertible Notes [Member]
Platform Operator, Crypto Asset [Line Items]
Total Liabilities at Fair Value		794,868
Warrant Liabilities Whiskey Special Ops Notes [Member]
Platform Operator, Crypto Asset [Line Items]
Total Liabilities at Fair Value		$ 1,512,692